UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

BP Capital TwinLine Energy Fund
Schedule of Investments
August 31, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 74.2%
Chemicals - 8.4%
Dow Chemical Co.	43,344	$2,321,071
Eastman Chemical Co.	24,220	1,997,423
Westlake Chemical Corp.	21,465	2,084,896
		6,403,390
Electrical Equipment - 2.3%
Emerson Electric Co.	27,517	1,761,638

Exploration & Production - 15.8%
Anadarko Petroleum Corp.	15,714	1,770,811
Concho Resources, Inc. (a)	13,923	1,977,623
Diamondback Energy, Inc. (a)	25,040	2,162,204
EOG Resources, Inc.	15,438	1,696,327
Gulfport Energy Corp. (a)	34,947	2,044,399
Range Resources Corp.	29,481	2,316,912
		11,968,276
Gathering & Processing - 3.0%
EnLink Midstream LLC	55,045	2,262,350

Machinery - 2.3%
TriMas Corp. (a)	55,928	1,772,918

Marine - 4.6%
Kirby Corp. (a)	12,346	1,472,755
Nordic American Tankers, Ltd.	222,170	2,012,860
		3,485,615
Metals & Mining - 6.9%
Allegheny Technologies, Inc.	52,951	2,232,944
Century Aluminum Co. (a)	119,138	2,976,067
		5,209,011
Oil Field Services - 14.9%
Basic Energy Services, Inc. (a)	98,356	2,381,199
Halliburton Co.	32,753	2,214,430
Key Energy Services, Inc. (a)	127,820	805,266
Patterson-UTI Energy, Inc.	75,957	2,623,555
US Silica Holdings, Inc.	46,039	3,306,060
		11,330,510
Refining - 14.8%
Marathon Petroleum Corp.	28,438	2,588,142
PBF Energy, Inc. - Class A	47,902	1,360,896
Tesoro Corp.	40,628	2,630,257
Valero Energy Corp.	45,907	2,485,405
Western Refining, Inc.	47,013	2,187,515
		11,252,215

Transportation Equipment - 1.2%
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	184,346	$873,800
TOTAL COMMON STOCKS (Cost $50,027,584)		56,319,723

PARTNERSHIPS & TRUSTS - 17.5%
Crude/Refined Product Transportation - 6.2%
PBF Logistics LP	97,563	2,435,172
Plains GP Holdings LP - Class A	72,452	2,235,869
		4,671,041
Gathering & Processing - 10.5%
Access Midstream Partners LP	30,679	1,974,194
American Midstream Partners LP	59,383	1,770,207
Enable Midstream Partners LP	54,048	1,385,250
Western Gas Equity Partners LP	47,803	2,865,790
		7,995,441
Natural Gas/NGL Transportation - 0.8%
Westlake Chemical Partners LP (a)	20,949	636,012
TOTAL PARTNERSHIPS & TRUSTS (Cost $11,874,466)		13,302,494

	Principal Amount
CONVERTIBLE BONDS - 1.5%
Exploration & Production - 1.5%
Cobalt International Energy, Inc., 2.625%, 12/01/2019	$1,275,000	1,125,187
TOTAL CONVERTIBLE BONDS (Cost $1,169,209)		1,125,187

WARRANTS - 0.9%	Shares
Natural Gas/NGL Transportation - 0.9%
Kinder Morgan, Inc., Expiration 05/25/2017, Strike Price $40.00 (a)	181,011	707,753
TOTAL WARRANTS (Cost $470,411)		707,753

SHORT-TERM INVESTMENTS - 7.4%
Money Market Funds - 7.4%
Invesco Short-Term Investment Trust Liquid Assets Portfolio, 0.06% (b)	5,572,745	5,572,745
TOTAL SHORT-TERM INVESTMENTS (Cost $5,572,745)		5,572,745

Total Investments (Cost $69,114,415) - 101.5%		77,027,902
Liabilities in Excess of Other Assets - (1.5)%		(1,166,891)
TOTAL NET ASSETS - 100.0%		$75,861,011

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b	The rate quoted is the annualized seven-day yield as of August 31, 2014.

BP Capital TwinLine Energy Fund
Schedule of Swap Contracts
August 31, 2014 (Unaudited)

Long Total Return Swaps
Counterparty	Security	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	Hexagon Composites ASA	120,000	$623,432	1 Month USD-LIBOR-BBA	7/11/2016	$(84,673)
			$623,432			$(84,673)

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

BP Capital TwinLine Energy Fund
Cost of investments			$69,114,415
Gross unrealized appreciation			$9,384,692
Gross unrealized depreciation			(1,471,205)
Net unrealized appreciation			$7,913,487

*Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at August 31, 2014 (Unaudited)
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2014.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$56,319,723	$–	$–	$56,319,723
Partnerships & Trusts	13,302,494	–	–	13,302,494
Convertible Bonds	–	1,125,187	–	1,125,187
Warrants	707,753	–	–	707,753
Short-Term Investments	5,572,745	–	–	5,572,745
Total Investments in Securities	$75,902,715	$1,125,187	$–	$77,027,902

Swap Contracts at Fair Value
Long Total Return Contracts	$-	$(84,673)	$-	$(84,673)
Total Investment in Swap Contracts	$-	$(84,673)	$-	$(84,673)

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses derivatives, how they are accounted for, and how they affect an entity's results of operations and financial position.

The Fund may also invest in derivatives including futures, options, swaps and forward foreign currency contracts. These instruments may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund.

The following table presents the fair value of derivative instruments, held long or sold short by the BP Capital TwinLine Energy Fund, at August 31, 2014.

Schedule of Derivative Instruments at August 31, 2014 (Unaudited)
Equity Contracts	Fair Value - Long Positions		Fair Value - Short Positions		Net Unrealized Gain/(Loss) on Open Positions
	Assets	Liabilities	Assets	Liabilities
Total Return Swap Contracts	$-	$84,673	$-	$-	$(84,673)

BP Capital TwinLine MLP Fund
Schedule of Investments
August 31, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 2.4%
Gathering & Processing - 2.4%
EnLink Midstream LLC	6,465	$265,712
TOTAL COMMON STOCKS (Cost $241,808)		265,712

PARTNERSHIPS & TRUSTS - 85.5%
Crude/Refined Product Transportation - 38.7%
Arc Logistics Partners LP	10,813	281,679
Buckeye Partners LP	5,700	450,300
Magellan Midstream Partners LP	5,100	428,043
MPLX LP	6,800	414,800
NGL Energy Partners LP	15,706	668,762
PBF Logistics LP	23,338	582,516
Phillips 66 Partners LP	3,629	268,546
Plains GP Holdings LP - Class A	12,321	380,226
Sunoco Logistics Partners LP	10,300	509,644
Valero Energy Partners LP	7,237	385,804
		4,370,320
Gathering & Processing - 33.9%
Access Midstream Partners LP	8,160	525,096
American Midstream Partners LP	12,478	371,969
Crestwood Equity Partners LP	38,300	488,325
Enable Midstream Partners LP	7,800	199,914
MarkWest Energy Partners LP	7,263	579,079
Regency Energy Partners LP	17,200	567,256
Targa Resources Partners LP	4,800	357,120
Western Gas Equity Partners LP	12,218	732,469
		3,821,228
Natural Gas/NGL Transportation - 11.7%
Energy Transfer Partners LP	9,500	545,775
Enterprise Products Partners LP	10,084	409,713
Tallgrass Energy Partners LP	8,500	363,800
		1,319,288
Special Situations - 1.2%
Viper Energy Partners LP (a)	1,810	57,775
Westlake Chemical Partners LP (a)	2,480	75,293
		133,068
TOTAL PARTNERSHIPS & TRUSTS (Cost $8,568,117)		9,643,904

WARRANTS - 1.1%
Natural Gas/NGL Transportation - 1.1%
Kinder Morgan, Inc., Expiration 05/25/2017, Strike Price $40.00 (a)	31,000	121,210
TOTAL WARRANTS (Cost $62,672)		121,210

SHORT-TERM INVESTMENTS - 20.7%
Money Market Funds - 20.7%
Invesco Short-Term Investment Trust Liquid Assets Portfolio, 0.06% (b)	2,336,015	2,336,015
TOTAL SHORT-TERM INVESTMENTS (Cost $2,336,015)		2,336,015

Total Investments (Cost $11,208,612) - 109.7%		12,366,841
Liabilities in Excess of Other Assets - (9.7)%		(1,089,759)
TOTAL NET ASSETS - 100.0%		$11,277,082

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of August 31, 2014.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

BP Capital TwinLine MLP Fund
Cost of investments			$11,208,612
Gross unrealized appreciation			$1,234,138
Gross unrealized depreciation			(75,909)
Net unrealized appreciation			$1,158,229

*Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at August 31, 2014 (Unaudited)
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2014.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$265,712	$–	$–	$265,712
Partnerships & Trusts	9,643,904	–	–	9,643,904
Warrants	121,210	–	–	121,210
Short-Term Investments	2,336,015	–	–	2,336,015
Total Investments in Securities	$12,366,841	$–	$–	$12,366,841

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title              /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date            October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Elaine E. Richards
                  Elaine E. Richards, President

Date              October 27, 2014

By (Signature and Title)*            /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date             October 28, 2014
* Print the name and title of each signing officer under his or her signature.